Warrants	12 Months Ended
Dec. 31, 2012
Warrants [Abstract]
Warrants
Note 11 – Warrants

    During the year ended December 31, 2011, warrants to purchase 1,974,774 shares of common stock were granted to the Management Firm at an exercise price of $0.01 per share. These warrants have a term of 7 years and vest immediately. Fair value of $2,153,442 was calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model include (1) discount rate ranging from 1.92% to 3.17%, (2) warrant life of 10 years, (3) expected volatility ranging from 64.77% to 70.72%, and (4) zero expected dividends. The management firm receives warrants equal to ten (10%) percent of the issued and outstanding capital stock of the Company on a fully-diluted basis on the effective date of the agreement.  The warrants are subject to weighted average non-dilution provisions to be calculated on the basis of the post-money fully diluted capitalization of the Company upon closing of any transaction, financing or otherwise, up to and including the Public Company transaction, provided that such anti-dilution provisions shall not extend beyond the date of any exercise of the warrants by the management firm prior to the closing of the Public Company transaction. Since these warrants vest immediately, the Company recorded the entire fair value of $2,153,442 as stock-based compensation expense during the year on these warrants issued by the Company.

    During the year ended December 31, 2011, the Company also issued the following warrants:

Warrants issued with convertible notes (See Note 5)	287,061
Warrants issued to investors with Stock Offering (See Note 9)	1,972,766
Placement agent warrants related to issuance of:
Convertible Notes	143,532
Stock Offering (See Note 6 and Note 9)	986,383

Total	3,389,742

    During the year ended December 31, 2012, warrants to purchase an aggregate of 1,716,340 shares of common stock were granted to the Management Firm at an exercise price of $0.01 per share. These warrants have a term of 7 years and vest immediately. Fair value of $1,957,754 was calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model include (1) discount rate of 1.82%, (2) warrant life of 7 years, (3) expected volatility of 60.64%, and (4) zero expected dividends.  Since these warrants vest immediately, the Company recorded the entire fair value of $1,957,754 as stock-based compensation expense during the year on these warrants issued by the Company.

    During the year ended December 31, 2012, the Company also issued the following warrants:

Warrants issued to investors with Stock Offering (See Note 6)	242,189
Warrants issued to investors with Common Stock	4,678,491
Placement agent warrants related to issuance of:
Stock Offering (See Note 6 and Note 9)	121,094
2012 Common Stock Offering	467,845
Warrants issued to investors with stock – accrued dividend	180,115
Total	5,689,734

   The following is a summary of warrant activities for the years ended December 31, 2011 and 2012:

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
	Units	Exercise Price	Term (in years)	Value

Outstanding, December 31, 2010	-	$-	-	$-
Granted	5,364,557	0.51	6.76

Outstanding, December 31, 2011	5,364,557	0.51	6.76	3,261,367
Granted	7,406,079	1.32	3.76

Outstanding, December 31, 2012	12,770,636	$0. 97	4.48	$6,114,768